CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Operations
Revenues, net	$ 2,080,885	$ 819,150	$ 3,618,080	$ 1,540,842	$ 3,818,013	$ 2,088,177	$ 1,241,921
Cost of goods sold	463,606	372,370	843,952	708,494	1,348,113	947,112	556,390
Gross profit	1,617,279	446,780	2,774,128	832,348	2,469,900	1,141,065	685,531
Operating expenses:
Sales, general, and administration	5,476,553	3,573,485	10,003,135	6,400,535	14,069,701	6,406,197	3,464,810
Research and development	1,747,084	833,342	3,312,285	1,245,303	4,492,362	107,241	65,402
Depreciation and amortization	10,636	14,535	18,593	29,113	56,260	54,845	22,783
Total operating expense	7,234,273	4,421,362	13,334,013	7,674,951	18,618,323	6,568,283	3,552,995
Operating loss	(5,616,994)	(3,974,582)	(10,559,885)	(6,842,603)	(16,148,423)	(5,427,218)	(2,867,464)
Other income and (expense)
Loss on extinguishment of debt				(10,307,864)	(10,307,864)	(7,390,000)
Financing costs	(395,981)		(659,968)
Beneficial conversion feature		(6,716,504)		(6,716,504)	(6,716,504)
Amortization of debt discount					(1,604,240)	(28,719)	0
Interest expense	(150)	(1,148,761)	(1,165,981)	(1,250,734)	(301,169)	(35,661)
Loan guaranty costs		(11,745)	(2,944)	(23,490)	(45,036)	(38,159)
Other income	3,479	1,554	3,479	1,554	3,001	6,392
Total other income (expense)	(392,652)	(7,875,456)	(1,825,414)	(18,297,038)	(18,971,812)	(7,486,147)
Loss before taxes	(6,009,646)	(11,850,038)	(12,385,299)	(25,139,641)	(35,120,235)	(12,913,365)	(2,867,464)
Provision for income taxes
Net loss	$ (6,009,646)	$ (11,850,038)	$ (12,385,299)	$ (25,139,641)	$ (35,120,235)	$ (12,913,365)	$ (2,867,464)
Net loss per share, basic and diluted	$ (0.05)	$ (0.14)	$ (0.11)	$ (0.29)	$ (0.38)	$ (0.21)	$ (0.07)
Weighted average number of shares outstanding	130,851,978	86,149,419	116,866,764	85,352,818	91,630,693	62,516,461	38,289,463